NOTE 6 - LOANS PAYABLE - Schedule of Loans Payable to Related Parties (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Loans Payable	$ 238,610	$ 235,949	$ 239,308
Other Loans Payable, Current	238,610	235,949
Loans Payable, Noncurrent
49% of Shareholder of SwissLink 1
Short-Term Debt [Line Items]
Loans Payable	$ 19,870	19,649	19,929
Debt Instrument, Interest Rate, Stated Percentage	0.00%
49% of Shareholder of SwissLink 2
Short-Term Debt [Line Items]
Loans Payable	$ 218,740	$ 216,300	$ 219,379
Debt Instrument, Interest Rate, Stated Percentage	5.00%